Schedule of investments
Delaware Ivy Large Cap Growth Fund
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.53%♦
Communication Services — 9.42%
Alphabet Class A	2,976,433	$ 542,157,271
Alphabet Class C	468,570	85,945,109
Electronic Arts	1,091,403	152,065,180
		780,167,560
Consumer Discretionary — 11.28%
Amazon.com †	2,902,630	560,933,247
Booking Holdings	27,639	109,491,899
Ferrari	276,912	113,082,553
Home Depot	67,249	23,149,796
LVMH Moet Hennessy Louis Vuitton ADR	834,031	127,898,654
		934,556,149
Consumer Staples — 2.26%
Coca-Cola	2,943,606	187,360,522
		187,360,522
Financials — 10.55%
Intercontinental Exchange	1,671,470	228,807,528
MSCI	117,218	56,469,772
S&P Global	368,552	164,374,192
Visa Class A	1,614,577	423,778,025
		873,429,517
Healthcare — 10.38%
Cooper	1,229,976	107,376,905
Danaher	864,188	215,917,372
Intuitive Surgical †	317,691	141,324,841
UnitedHealth Group	599,713	305,409,842
Veeva Systems Class A †	357,102	65,353,237
Zoetis	139,271	24,144,021
		859,526,218
Industrials — 7.85%
Broadridge Financial Solutions	675,587	133,090,639
Equifax	640,297	155,246,411
JB Hunt Transport Services	379,466	60,714,560
TransUnion	299,615	22,219,448
Verisk Analytics	264,392	71,266,864
Waste Connections	1,182,260	207,321,113
		649,859,035
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology — 44.41%
Apple	2,644,841	$ 557,056,411
Autodesk †	331,678	82,073,721
Intuit	347,171	228,164,253
Microsoft	2,579,149	1,152,750,646
Motorola Solutions	694,588	268,145,697
NVIDIA	6,932,174	856,400,776
Salesforce	675,566	173,688,019
Synopsys †	77,785	46,286,742
Taiwan Semiconductor Manufacturing ADR	642,874	111,737,930
VeriSign †	1,134,226	201,665,383
		3,677,969,578
Real Estate — 2.38%
CoStar Group †	2,659,352	197,164,357
		197,164,357
Total Common Stocks (cost $3,566,372,209)		8,160,032,936

Total Value of Securities—98.53% (cost $3,566,372,209)		8,160,032,936
Receivables and Other Assets Net of Liabilities—1.47%		122,013,730
Net Assets Applicable to 228,846,533 Shares Outstanding—100.00%		$8,282,046,666
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
NQ- IV067 [0624] 0824 (3775154)    1